Net Revenue	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Net Revenue
24.	NET REVENUE

	2019	2018	2017
Gross revenue:
Domestic market	8,907,766	8,575,971	7,963,375
Foreign market	10,739,036	9,936,334	5,773,637
Other sales	61,302	49,657	13,864

	19,708,104	18,561,962	13,750,876

Returns and cancellations	(73,183)	(54,522)	(50,477)
Commercial discounts and rebates	(1,292,134)	(1,421,251)	(608,168)
Taxes on sales	(3,898,097)	(3,688,770)	(3,239,523)

Net revenue	14,444,690	13,397,419	9,852,708

Substantially, Natura’s revenue refers to direct sales and TBS and AESOP retail sales.